Fees Summary	Jul. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,896,912.76
Previously Paid Amount
Total Fee Amount	1,209.02
Total Offset Amount
Net Fee	$ 1,209.02